19. Intangible assets (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 19,473	$ 2,805
Addition		32	1,413
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]		15,341
Capitalized borrowing costs			4
Write-offs		(13)	(17)
Transfers		(6)	(267)
Amortization		(34)	(70)
Impairment recognition			(1)
Cumulative translation adjustment		(5,124)	265
Ending balance		14,328	19,473
Rights and concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		19,168	2,330
Addition		2	1,339
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]		15,341
Capitalized borrowing costs
Write-offs		(12)	(11)
Transfers		(2)	(83)
Amortization		(4)	(10)
Impairment recognition			(1)
Cumulative translation adjustment		(5,053)	263
Ending balance		14,099	19,168
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		242	272
Addition		30	74
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]
Capitalized borrowing costs			4
Write-offs		(1)	(6)
Transfers		(4)	(47)
Amortization		(30)	(60)
Impairment recognition
Cumulative translation adjustment		(63)	5
Ending balance		$ 174	242
Estimated useful life in years		5 years
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 63	203
Addition
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]
Capitalized borrowing costs
Write-offs
Transfers			(137)
Amortization
Impairment recognition
Cumulative translation adjustment		(8)	(3)
Ending balance		55	63
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			20,822
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]
Write-offs
Ending balance		15,356
Gross carrying amount [member] | Rights and concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			19,290
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]
Write-offs
Ending balance		14,177
Gross carrying amount [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,469
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]
Write-offs
Ending balance		1,124
Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			63
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]
Write-offs
Ending balance		55
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(1,349)
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]
Write-offs
Ending balance		(1,028)
Accumulated amortization [member] | Rights and concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(122)
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]
Write-offs
Ending balance		(78)
Accumulated amortization [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(1,227)
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]
Write-offs
Ending balance		(950)
Accumulated amortization [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	[1]
Write-offs
Ending balance

[1]	It includes the amount of US$ 6.058, reclassified from Intangible Assets to Property, Plant and Equipment, due to the declaration of commerciality of areas linked to the Transfer of Rights Agreement.